Eaton Vance

Connecticut Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 95.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,206,710

		$1,206,710

Education — 24.2%
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/31	$500	$513,945
5.00%, 7/1/32	1,125	1,156,140
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/33	340	406,844
4.00%, 7/1/34	375	447,544
4.00%, 7/1/35	310	369,275
Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,295,009
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,708,646
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,707,416
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/33	275	348,970
5.00%, 7/1/37	450	531,454
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	159,590
4.00%, 7/1/29	100	117,452
4.00%, 7/1/30	125	145,903
4.00%, 7/1/33	430	497,789
4.00%, 7/1/34	1,085	1,253,435
4.00%, 7/1/36	430	494,857
Connecticut Health and Educational Facilities Authority, (Trinity College):
4.00%, 6/1/41	705	835,221
5.00%, 6/1/34	625	819,625
5.00%, 6/1/36	200	260,816
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	957,566
5.00%, 7/1/35	850	1,003,399
Connecticut Health and Educational Facilities Authority, (Yale University):
0.375% to 7/12/24 (Put Date), 7/1/35	1,000	997,950
1.10% to 2/7/23 (Put Date), 7/1/48	500	505,220
5.00%, 7/1/27	1,000	1,233,770
University of Connecticut:
4.00%, 2/15/35	125	146,413
5.00%, 11/15/29	1,000	1,044,260

		$19,958,509

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 3.2%
Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	$1,000	$1,129,510
Hartford County Metropolitan District, CT, (Clean Water), Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,530,045

		$2,659,555

General Obligations — 22.0%
Bridgeport, CT:
5.00%, 8/1/29	$350	$442,162
5.00%, 8/1/32	275	355,677
Colchester, CT, 4.00%, 10/15/28	440	480,933
Connecticut:
4.00%, 1/15/36	1,000	1,176,720
5.00%, 4/15/30	1,150	1,455,440
5.00%, 4/15/39	100	123,953
Darien, CT, 4.00%, 8/1/37	1,310	1,517,569
East Haddam, CT:
3.00%, 12/1/35	400	438,644
3.00%, 12/1/37	290	315,653
East Lyme, CT:
3.00%, 7/15/31	125	139,889
3.00%, 7/15/32	125	139,009
3.00%, 7/15/33	125	138,249
3.00%, 7/15/34	175	192,402
4.00%, 7/15/30	100	120,135
Ellington, CT:
3.00%, 9/15/31	75	84,063
3.00%, 9/15/32	100	111,388
3.00%, 9/15/33	280	310,187
3.00%, 9/15/35	210	230,861
4.00%, 9/15/29	100	121,247
4.00%, 9/15/30	100	120,415
Enfield, CT, 4.00%, 8/1/29	500	582,015
Fairfield, CT, 5.00%, 1/1/23	1,000	1,055,600
Greenwich, CT:
4.00%, 7/15/29	450	489,483
4.00%, 7/15/30	250	271,698
4.00%, 7/15/32	400	434,080
Guilford, CT, 3.00%, 8/1/34	500	555,925
New Canaan, CT, 5.00%, 4/1/27	250	306,362
New Haven, CT, 4.00%, 8/1/32(1)	250	293,383
North Branford, CT:
4.00%, 8/1/32	150	179,046
4.00%, 8/1/33	100	119,132
North Haven, CT:
5.00%, 7/15/23	1,475	1,594,667
5.00%, 7/15/25	1,490	1,738,338
Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,152,500
Trumbull, CT, 4.00%, 9/1/32	610	720,325

Security	Principal Amount (000’s omitted)	Value
West Haven, CT, 4.00%, 9/15/36	$500	$579,395

		$18,086,545

Hospital — 10.6%
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,704,105
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/46	1,000	1,090,300
5.00%, 7/1/33(1)	1,000	1,267,530
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,373,980
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/31	500	558,070
5.00%, 7/1/34	1,520	1,692,672

		$8,686,657

Housing — 2.1%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$829,530
Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	870	913,022

		$1,742,552

Insured – Education — 6.4%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), 5.25%, 7/1/30	$1,950	$2,533,557
(AMBAC), 5.25%, 7/1/31	2,050	2,714,569

		$5,248,126

Insured – General Obligations — 5.9%
Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$1,330,067
Hamden, CT:
(BAM), 5.00%, 8/15/31	300	390,156
(BAM), 5.00%, 8/1/32	500	633,665
(BAM), 5.00%, 8/1/35	500	622,245
Hartford, CT:
(AGC), 5.00%, 8/15/28	500	501,760
(AGM), 5.00%, 4/1/31	240	244,260
New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,118,930

		$4,841,083

Insured – Hospital — 1.4%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,166,320

		$1,166,320

Insured – Transportation — 0.9%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$730,762

		$730,762

Insured – Water and Sewer — 4.7%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,875,099

		$3,875,099

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.4%
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 5.00%, 7/1/27	$250	$304,260

		$304,260

Senior Living/Life Care — 2.9%
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,179,150
Connecticut Health and Educational Facilities Authority, (Jerome Home):
4.00%, 7/1/23(1)	130	135,926
4.00%, 7/1/31(1)	235	264,677
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):
3.25%, 1/1/27(2)	250	254,035
5.00%, 1/1/45(2)	500	552,670

		$2,386,458

Special Tax Revenue — 2.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$122,359
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	2,000	2,110,000

		$2,232,359

Student Loan — 1.5%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/30	$415	$431,691
(AMT), 4.125%, 11/15/33	150	157,896
(AMT), 5.00%, 11/15/28	250	300,535
(AMT), 5.00%, 11/15/29	250	304,688

		$1,194,810

Transportation — 1.3%
Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,106,160

		$1,106,160

Water and Sewer — 3.3%
South Central Connecticut Regional Water Authority:
4.00%, 8/1/34	$450	$524,002
5.00%, 8/1/32	355	450,957
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	1,000	1,153,330
5.00%, 9/15/29	200	232,086
5.00%, 9/15/30	125	145,054
5.00%, 4/1/33	100	126,086
5.00%, 4/1/34	100	125,829

		$2,757,344

Total Tax-Exempt Municipal Obligations — 95.0% (identified cost $73,407,452)		$78,183,309

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 4.3%
Naugatuck, CT:
1.14%, 9/15/26	$200	$196,864
1.40%, 9/15/27	200	196,968
1.60%, 9/15/28	255	251,208
1.79%, 9/15/29	750	743,205
1.94%, 9/15/30	380	379,046
Norwalk, CT, 1.255%, 8/1/27	1,500	1,485,270
Watertown, CT, 2.25%, 10/15/33	290	297,523

Total Taxable Municipal Obligations — 4.3% (identified cost $3,575,000)		$3,550,084

Total Investments — 99.3% (identified cost $76,982,452)		$81,733,393

Other Assets, Less Liabilities — 0.7%		$596,764

Net Assets — 100.0%		$82,330,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 6.4% of total investments.

(1)	When-issued/delayed delivery security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $929,064 or 1.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$78,183,309	$—	$78,183,309
Taxable Municipal Obligations	—	3,550,084	—	3,550,084
Total Investments	$—	$81,733,393	$—	$81,733,393

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.